Leases (Right of Use Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Presentation of leases for lessee [abstract]
Openning Balance, Net book value	$ 1,246	$ 1,340
Additions	114	59
Amortization	(139)	(141)
Lease Terminations and other	(28)	(12)
Ending balance, Net book value	$ 1,193	$ 1,246